Accrued Expenses	6 Months Ended
Jun. 30, 2015
Accrued Expenses [Abstract]
ACCRUED EXPENSES
NOTE 6: ACCRUED EXPENSES
Accrued expenses as of June 30, 2015 and December 31, 2014 consisted of the following:

	June 30, 2015	December 31, 2014
Accrued voyage expenses	$158	$194
Accrued loan interest	407	486
Accrued legal and professional fees	1,419	3,494
Total accrued expenses	$1,984	$4,174